Cash and Cash Equivalents (Tables)	6 Months Ended
Jun. 30, 2024
Cash and cash equivalents [abstract]
Summary of Cash and Cash Equivalents

	December 31,	June 30,
	2023	2024
(In thousands)
Cash
–US$ deposits	$10,767	$12,405
–RMB deposits	15,614	14,804
–Australian Dollar deposits	1,309	3,876
Cash equivalents (Note 3)	78,317	79,089
	$106,007	$110,174